UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Parametric Currency Fund

Parametric Currency Fund

August 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Short-Term Investments — 102.5%

U.S. Treasury Obligations — 85.3%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 10/17/13	$200	$199,998
U.S. Treasury Bill, 0.00%, 11/14/13	250	249,992
U.S. Treasury Bill, 0.00%, 11/21/13	650	649,975
U.S. Treasury Bill, 0.00%, 12/12/13	700	699,961
U.S. Treasury Bill, 0.00%, 2/6/14	650	649,894
U.S. Treasury Bill, 0.00%, 5/1/14	650	649,686

Total U.S. Treasury Obligations (identified cost $3,098,838)		$3,099,506

Other — 17.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(1)	$626	$625,573

Total Other (identified cost $625,573)		$625,573

Total Short-Term Investments (identified cost $3,724,411)		$3,725,079

Other Assets, Less Liabilities — (2.5)%		$(90,578)

Net Assets — 100.0%		$3,634,501

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended August 31, 2013 was $749.

A summary of open financial instruments at August 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Purchases

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
9/11/13	Australian Dollar 136,524	United States Dollar 122,485	State Street Bank and Trust Co.	$(1,027)
9/11/13	Brazilian Real 286,345	United States Dollar 123,611	State Street Bank and Trust Co.	(3,796)
9/11/13	British Pound Sterling 80,512	United States Dollar 124,883	State Street Bank and Trust Co.	(121)

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
9/11/13	Canadian Dollar 128,376	United States Dollar 123,069	State Street Bank and Trust Co.	$(1,213)
9/11/13	Chilean Peso 63,381,837	United States Dollar 122,451	State Street Bank and Trust Co.	1,617
9/11/13	Colombian Peso 234,172,933	United States Dollar 123,794	State Street Bank and Trust Co.	(2,723)
9/11/13	Czech Koruna 2,416,113	United States Dollar 123,998	State Street Bank and Trust Co.	65
9/11/13	Euro 93,575	United States Dollar 124,637	State Street Bank and Trust Co.	(961)
9/11/13	Hungarian Forint 27,901,478	United States Dollar 123,629	State Street Bank and Trust Co.	(1,277)
9/11/13	Indian Rupee 7,693,249	United States Dollar 124,557	State Street Bank and Trust Co.	(8,703)
9/11/13	Indonesian Rupiah 1,291,109,066	United States Dollar 123,907	State Street Bank and Trust Co.	(6,985)
9/11/13	Israeli Shekel 441,320	United States Dollar 124,164	State Street Bank and Trust Co.	(2,663)
9/11/13	Japanese Yen 12,093,053	United States Dollar 125,203	State Street Bank and Trust Co.	(2,034)
9/11/13	Malaysian Ringgit 404,980	United States Dollar 124,071	State Street Bank and Trust Co.	(1,049)
9/11/13	Mexican Peso 1,581,212	United States Dollar 124,153	State Street Bank and Trust Co.	(5,883)
9/11/13	New Taiwan Dollar 3,726,435	United States Dollar 124,484	State Street Bank and Trust Co.	63
9/11/13	New Turkish Lira 240,711	United States Dollar 124,096	State Street Bank and Trust Co.	(6,205)
9/11/13	New Zealand Dollar 155,964	United States Dollar 124,068	State Street Bank and Trust Co.	(3,596)
9/11/13	Norwegian Krone 731,559	United States Dollar 123,311	State Street Bank and Trust Co.	(3,804)
9/11/13	Peruvian New Sol 348,982	United States Dollar 124,148	State Street Bank and Trust Co.	(82)
9/11/13	Philippine Peso 5,433,733	United States Dollar 124,257	State Street Bank and Trust Co.	(2,420)
9/11/13	Polish Zloty 393,157	United States Dollar 123,995	State Street Bank and Trust Co.	(2,404)
9/11/13	Russian Ruble 4,125,264	United States Dollar 124,503	State Street Bank and Trust Co.	(943)
9/11/13	Singapore Dollar 157,258	United States Dollar 124,129	State Street Bank and Trust Co.	(847)
9/11/13	South African Rand 1,234,921	United States Dollar 124,222	State Street Bank and Trust Co.	(4,238)
9/11/13	South Korean Won 139,018,110	United States Dollar 124,301	State Street Bank and Trust Co.	877
9/11/13	Swedish Krona 812,710	United States Dollar 124,300	State Street Bank and Trust Co.	(1,689)
9/11/13	Swiss Franc 115,229	United States Dollar 124,915	State Street Bank and Trust Co.	(1,066)
9/11/13	Thai Baht 3,897,444	United States Dollar 124,004	State Street Bank and Trust Co.	(2,976)
9/11/13	Yuan Renminbi 768,702	United States Dollar 124,466	State Street Bank and Trust Co.	930

Total		$ 3,721,811		$(65,153)

At August 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. The Fund engages in forward foreign currency exchange contracts to seek return, or as a substitute for the purchase of securities or currencies.

At August 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $3,552 and $68,705, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,724,411

Gross unrealized appreciation	$668
Gross unrealized depreciation	—

Net unrealized appreciation	$668

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments -
U.S. Treasury Obligations	$—	$3,099,506	$—	$3,099,506
Other	—	625,573	—	625,573
Total Investments	$—	$3,725,079	$—	$3,725,079
Forward Foreign Currency Exchange Contracts	$—	$3,552	$—	$3,552
Total	$—	$3,728,631	$—	$3,728,631

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(68,705)	$—	$(68,705)
Total	$—	$(68,705)	$—	$(68,705)

The Fund held no investments or other financial instruments as of November 30, 2012 whose fair value was determined using Level 3 inputs. At August 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 25, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 25, 2013